Long-Term Debt, Net of Debt Issuance Costs and Discount - Equipment Lease and Other Arrangements (EMEA) - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2010	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Debt Instrument [Line Items]
Debt instrument, amount outstanding		$ 122,636	$ 125,445	$ 136,584
EMEA [Member]
Debt Instrument [Line Items]
Initial amount of lease agreement					$ 4,900
Effective interest rate of lease agreement					6.00%
Lease agreement period	4 years
Equipment Capital Lease [Member] | EMEA [Member]
Debt Instrument [Line Items]
Debt instrument, amount outstanding		$ 1,499	$ 1,898	$ 2,879